Provisions (Tables)	12 Months Ended
Aug. 31, 2021
Disclosure of other provisions [abstract]
Schedule Of Provisions

	Asset retirement obligations $	Restructuring (1)(2) $	Other (3) $	Total $

Restated balance as at September 1, 2019	78	142	78	298

Additions	–	14	23	37

Accretion	1	–	–	1

Reversal	–	–	(1)	(1)

Payments	–	(143)	(11)	(154)

Balance as at August 31, 2020	79	13	89	181

Additions	–	14	13	27

Accretion	(2)	–	–	(2)

Reversal (3)	–	–	(58)	(58)

Payments	–	(25)	–	(25)

Balance as at August 31, 2021	77	2	44	123

Current	–	13	88	101

Long-term	79	–	1	80

Balance as at August 31, 2020	79	13	89	181

Current	–	2	44	46

Long-term	77	–	–	77

Balance as at August 31, 2021	77	2	44	123

(1)
During fiscal 2018 the Company offered a voluntary departure program to a group of eligible employees as part of a total business transformation initiative and in fiscal 2020 restructured certain operations within the Wireline segment and announced a realignment of the senior leadership team. A total of $12 has been paid in fiscal 2021 relating to these initiatives. The remaining $1 costs of are expected to be paid out within the next 5 months.

(2)
During fiscal 2021, the Company made a number of changes to its organizational structure in an effort to streamline the business, consolidate certain functions, and reduce redundancies between the Wireless and Wireline segments. In connection with the restructuring, the Company recorded $1 in the third quarter, $1 in the second quarter and $12 in the first quarter primarily related to severance and employee related costs, of which $13 has been paid as at August 31, 2021. The remaining $1 costs are expected to be paid within the next 5 months.

(3)
During the third quarter of fiscal 2021, the Company recorded a $20 reversal following the CRTC decision on final aggregated Third Party Internet Access rates and a $35 reduction of
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interest expense
 provision
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